Goodwill and other intangibles - Changes to balance and allocations of goodwill in acquisitions (Details) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 ZAR (R)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ZAR (R)		Dec. 31, 2020 ZAR (R)		Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)
Goodwill
Balance at beginning of the year	R 7,727		R 7,165		R 6,855
Goodwill on acquisition of subsidiaries	23		0		0
Foreign currency translation	491		562		310
Carrying value at end of the year	8,241		7,727		7,165		R 6,855
Other intangibles
Balance at beginning of the year	0		0
Balance at end of the year	81		0		0
Total goodwill and other intangibles	8,322		7,727	[1]	7,165	[1]
Cost
Other intangibles
Balance at beginning of the year	0		0		0
Intangible assets acquired on acquisition of subsidiaries	83		0		0
Foreign currency translation	3		0		0
Balance at end of the year	86		0		0		0
Accumulated amortisation and impairment
Other intangibles
Balance at beginning of the year	0		0		0
Charge for the year	5		0		0
Balance at end of the year	(5)		0		0		0
SFA Oxford Limited
Goodwill
Carrying value at end of the year	123
SFA Oxford Limited | SGL corporate
Goodwill
Carrying value at end of the year	60
SFA Oxford Limited | Rustenburg operation
Goodwill
Carrying value at end of the year	44
SFA Oxford Limited | Kroondal
Goodwill
Carrying value at end of the year	18
Qinisele Resources
Goodwill
Balance at beginning of the year			0
Goodwill on acquisition of subsidiaries			R 54
Carrying value at end of the year					R 0
Cooke Acquisition
Goodwill
Goodwill on acquisition of subsidiaries									R 737
Other intangibles
Impairment							R 436	R 99	R 201
Aquarius Acquisition
Goodwill
Carrying value at end of the year	401
Aquarius Acquisition | Rustenburg operation
Goodwill
Goodwill on acquisition of subsidiaries	267
Aquarius Acquisition | Kroondal
Goodwill
Goodwill on acquisition of subsidiaries	134
Stillwater Mining Company
Goodwill
Carrying value at end of the year	5,874	$ 450
NCI of DRDGOLD
Goodwill
Carrying value at end of the year	35
Sandouville
Goodwill
Carrying value at end of the year	R 23

[1]	* Restated — see note 1.5